Kathleen Werner Partner

TEL +1 212 878 8526
FAX +1 212 878 8375
kathleen.werner@cliffordchance.com
June 22, 2007
VIA EDGAR AND BY FEDERAL EXPRESS
Karen J. Garnett
Assistant Director
United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-0405

Re:	Corporate Property Associates 17 — Global Incorporated
The Registration Statement on Form S-11
Filed on February 22, 2007
File No. 333-140842
Dear Ms. Garnett:
On behalf of our client, Corporate Property Associates 17 — Global Incorporated, a Maryland corporation (the “Company”), set forth below are the responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the Staff’s letter dated March 23, 2007 (the “March 23 Letter”), with respect to the Registration Statement on Form S-11 (File No. 333-140842) (the “Registration Statement”) filed by the Company on February 22, 2007. The responses to the Staff’s comments are set out in the order in which the comments were set out in the March 23 Letter and are numbered accordingly.
We have enclosed with this letter a marked copy of the Registration Statement, which was filed today as Pre-effective Amendment No. 1 by the Company via EDGAR, reflecting all changes to the Registration Statement. All page references in the responses below are to the pages of the blacklined version of the Registration Statement.
General Comments
1.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus.
     Outside of the diagrams and charts which are already included in the prospectus, there are no other graphics, maps, photographs, related captions or other artwork that the Company intends to use in the prospectus.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

2.	Please be advised that you are responsible for analyzing the applicability of the tender offer rules to your share redemption plan and for determining the availability of any exemption under Rule 13e-4 and Regulation 14E. We urge you to consider all the elements of your share repurchase program in determining whether the program is consistent with relief granted by the Division of Corporation Finance in prior no action letters. See, for example, T REIT Inc. (Letter dated June 4, 2001), Wells Real Estate Investment Trust II, Inc. (Letter dated December 3, 2003) and Hines Real Estate Investment Trust, Inc. (Letter dated June 4, 2004). To the extent you have questions as to whether the program is entirely consistent with the relief previously granted by the Division of Corporation Finance, you may contact the Division’s Office of Mergers and Acquisitions.
     The Company has considered the elements of its share redemption plan in light of the Division’s prior no action letters and believes that its plan will be consistent with the relief granted by the Division in those letters. The Company’s share redemption plan will have the following parameters:
•	the shares will not be listed on a national securities exchange or included for quotation on Nasdaq;

•	only stockholders who have held the shares for at least one year since the date of their issuance will be able to redeem the shares;

•	the terms of the share redemption plan will be fully and timely disclosed to all stockholders in the registration statement and will be fully disclosed on the Company’s website;

•	there is no trading market for the Company’s common stock;

•	the Company will not redeem more than 5% of the total number of the Company’s shares outstanding on a rolling 12-month period, measured from the beginning of the redemption period;

•	the shares will be redeemed at a fixed price as specified in the registration statement;

•	if the Company has sufficient funds to purchase some but not all of the shares offered, or if over 5% of the Company’s then outstanding shares are offered for redemption, requesting stockholders’ shares will be redeemed on a pro-rata basis, based upon the total number of shares for which redemption was requested, and the total funds available for redemption;

•	the Company’s share redemption plan will be terminated if its shares are listed on a national securities exchange, included for quotation in a national securities market or if a secondary trading market otherwise develops; and

•	the Company will not engage in activities or widespread solicitation for its shares under the Company’s share redemption plan.
3.	Please advise us how your redemption of shares will be conducted in a manner that is consistent with the restrictions on activities by issuers during distributions of securities set forth in Regulation M. This discussion should address compliance with Regulation M in the current offering and any offerings that may take place in the future.
     Regulation M is “intended to protect the integrity of the offering process by precluding activities that could influence artificially the market for the offered security1” and to “protect the integrity of the securities trading market as an independent pricing mechanism...2” Rule 102(a) of Regulation M

[1]	SEC Release No. 34-37094 (April 11, 1996).

[2]	SEC Release No. 34-24003 (January 16, 1987).

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

prohibits issuers and those affiliated with issuers, among others, from bidding for, purchasing or attempting to induce another to bid for or purchase a security that is the subject of a then-current distribution.
          For the following reasons the Company believes that its redemption program will be conducted in a manner that is consistent with the restrictions on activities by issuers during distributions of securities set forth in Regulation M:
•	The terms pursuant to which stockholders will have the right to submit their shares for redemption by the Company will be clearly set out in the registration statement, but the Company will not actively solicit stockholders’ participation in the redemption plan. Stockholders desiring to present all or a portion of their shares for redemption will do so of their own volition and not at the Company’s request. The Company’s role in effectuating the redemption of shares under the redemption plan will be ministerial and will merely facilitate the stockholders’ liquidation of their investment in the Company.
•	Redemption would not be made with the purpose of and should not have the effect of manipulating the price of the Company’s stock. Due to the illiquidity of the shares, the Company’s redemption plan will serve solely to provide the Company’s stockholders with a vehicle through which, after having held shares for at least one year, they could liquidate all or a portion of their investment in the Company’s common stock.
•	The Company does not plan to seek to cause its shares of common stock to be listed on any national securities exchange. If a secondary trading market does develop, the Company will terminate the redemption plan.
•	Redemption of shares under the redemption plan during the primary offering should not manipulate the Company’s stock price in connection with the offering because the redemption price under the redemption plan will be fixed and less than the fixed offering price of the Company’s common stock in the offering. Moreover, the extent of the redemption plan is limited by the availability of funds for redemption and the prohibition on redemption in excess of 5% of the total number of shares outstanding on a rolling 12-month period measured from the beginning of the redemption period.
•	The potential for manipulation is further reduced by the plan’s one-year holding requirement.
These and all other terms of the redemption plan are clearly set forth in the prospectus included in the Company’s pending registration statement. The Company expects that its future offerings, if any, will contain similar redemption provisions.
The Commission has granted exemptive relief from the prohibitions of Rule 102(a) of Regulation M to a number of issuers, basing its decision on facts substantially identical to those listed above. See NNN Healthcare/Office REIT, Inc. (August 24, 2006), NNN Apartment REIT, Inc. (April 19,2006), Dividend Capital Total Realty Trust, Inc. (January 31, 2006), Behringer Harvard Opportunity REIT, Inc. (October 5, 2005), Inland American Real Estate Trust, Inc. (June 7, 2005), Boston Capital Real Estate Investment Trust, Inc. (February 10, 2005), Behringer Harvard REIT I, Inc. (October 26, 2004), Paladin Realty Income Properties, Inc. (October 14, 2004), Hines Real Estate Investment Trust, Inc. (June 18, 2004), CNL Retirement Properties, Inc. (May 19, 2004), Wells Real Estate Investment Trust 11, Inc. (December 9, 2003), Inland Western Retail Real Estate Trust, Inc. (August 25, 2003), and T REIT, Inc. (June 4, 2001).

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

4.	Please provide us with all promotional material and sales literature, including material that will be used only by broker-dealers. In this regard, note that sales materials must set forth a balanced presentation of the risks and rewards to investors and should not contain any information or disclosure that is inconsistent with or not also provided in the prospectus. Refer to Item 19.B of Industry Guide 5.
     The Company expects that its promotional material and sales literature will include a brochure summarizing the material terms of the offering, a PowerPoint presentation and a one-page fact sheet. These materials have not yet been prepared. The Company will provide the Staff with all promotional material and sales literature prior to the commencement of the offering.
5. Please include the general information required by Item 11(b) and (d) of Form S-11.
     In response to the Staff’s comment, the requested disclosure has been provided on pages 8 and 146.
Prospectus Cover Page
6.	Please limit the cover page to one page, as required by Item 501(b) of Regulation S-K. Consider limiting the risk factors on the cover page to the four or five most significant risks associated with the offering, rather than the 13 risk factors currently provided.
     In response to the Staff’s comment, the cover page of the prospectus has been reduced to fit on one page and the number of risk factors appearing on the cover page has been reduced to refer to the most significant risks.
7.	Please revise to clarify, if true, that there is no minimum offering amount. Also, please clarify the reason for the escrow account described in the last paragraph.
     In response to the Staff’s comment, the requested disclosure has been added on the cover page. For the information of the Staff, the escrow account will be established with Deutsche Bank Trust Company Americas solely to assist the Company with logistical matters relating to the receipt of funds from the investors.
8.	Please revise to strike the reference to “Carey Financial, LLC” at the bottom of the page since this is not a firm commitment offering.
     Carey Financial, LLC will serve as the Company’s sales agent. We have clarified on the cover page that this offering is being conducted on a “best efforts” basis.
Prospectus Summary
Overview, page 8
9.	You list your website address as www.CPA17Global.com. Please revise to clarify that this is not yet a functioning website.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

     In response to the Staff’s comment, the requested disclosure has been made on page 8. The website is currently under construction, but will be functioning prior to commencement of the offering.
Investment Program, page 9
10.	We note that you may invest in mortgage loans. Please revise this section and the Investment Objectives, Procedures and Policies section to note whether you may invest in sub prime mortgages. Also, please indicate whether you may engage in securitization transactions with respect to the mortgage loans you purchase.

In response to the Staff’s comment, the requested disclosure has been made on pages 9 and 93.

11.	In footnote 2 on page 56, you state that the maximum allowable leverage is 75%. In the third to last paragraph of this section, you state that the maximum leverage that your advisor may arrange for you to incur without the approval of our board of directors is 300%. Please reconcile these disclosures.

In response to the Staff’s comment, additional disclosure has been made on page 10.
Risk Related to this Offering, page 10
12.	In the first bullet, you state that the “offering price for shares being offered in this offering and through our distribution reinvestment plan was determined by our board of directors.” Please revise to briefly note the risk posed by your offering price being set by your directors. Provide similar clarification in the risk factor subheading on page 23.
In response to the Staff’s comment, the requested disclosure has been made on pages 10 and 25.
Our Advisor, page 13
13.	You state that Carey Asset Management utilizes the service of W.P. Carey and other affiliated entities in performing its duties under the advisory agreement. Please revise to state whether Carey Asset Management has an agreement in place whereby W.P. Carey will provide Carey Asset Management with any type of support or assistance in performing its advisory functions.
        In response to the Staff’s comment, the requested disclosure has been made on page 13.
Conflicts of interest, page 15
14.	Please revise this section to identify all persons and entities with conflicts of interests or potential conflicts of interests and to describe the nature of each person’s affiliation with you.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

     In response to the Staff’s comment, the requested disclosure has been made on page 15.
Our Advisor, page 17
15.	Please revise to disclose the number of other entities your advisor is providing advisory services for.
     In response to the Staff’s comment, the requested disclosure has been made on page 16 listing CPA®:14, CPA®:15 and CPA®:16 – Global as recipients of advisory services of Carey Asset Management. For the information of the Staff, we would like to note that Carey Asset Management is in the early stages of negotiations to provide advisory services to Storage Opportunity Fund. If Carey Asset Management and Storage Opportunity Fund come to an understanding regarding the provision of such services prior to the effectiveness of the Registration Statement, the appropriate disclosure will be made in the Registration Statement.
Compensation, page 16
16.	Refer to the discussion of Operational Stage compensation. On page 19, you state that “[o]perating partnership profits means profits as determined under the operating partnership’s partnership agreement.” Please revise to note how operating profits are determined under the operating partnership’s partnership agreement.
      References to operating partnership profits have been removed from this section of the Prospectus as they represent tax allocations and do not represent actual distributions of compensation. For the Staff’s information, operating partnership profits are discussed in detail on pages 108 and 109.
Risk Factors, page 23
17.	You state that “[b]efore you invest in our securities, you should be aware that there are various risks, including those described below.” You must disclose all material risks. References to other risks that have not been disclosed are not appropriate and should be removed.
     In response to the Staff’s comment, the requested disclosure has been made on page 25.
18.	On page 9, you note that there is no limitation on the number or value of investments that you make. Please revise to include a risk factor discussing this fact.
     In response to the Staff’s comment, the requested risk factor has been added on page 26.
The termination of Carey Asset Management as our advisor and its replacement with an entity..., page 25
19.	Please revise the subheading to more clearly and concisely describe the risk you are presenting.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

          In response to the Staff’s comment, the subheading of this risk factor has been presented in a more clear and concise manner on page 27.
20.	It appears that the operating partnership would have the right, but not necessarily the obligation, to repurchase all or a portion of Carey Holdings’ interest in your operating partnership upon the termination of Carey Asset Management as your advisor. Please revise to describe the risks, if any, if the operating partnership does not exercise its right to repurchase under these circumstances. In addition, please revise to briefly describe the separate right of Carey Holdings to require a repurchase. Provide similar clarification in your discussion of the advisory agreement on page 82.
          In response to the Staff’s comment, revised disclosure has been provided on pages 27 and 28. For the Staff’s information, Carey Holdings will not have a right to require a repurchase of its interests in the Company’s operating partnership.
Our leases may permit tenants to purchase a property at a predetermined price, which could limit our realization of any appreciation, page 32
21.	You state that “[a] significant number of our leases include provisions under which the tenant has a right to purchase the property it leases.” Given that you currently do not have any leases, please revise this sentence as necessary.
          In response to the Staff’s comment, revised disclosure has been provided on page 35.
Non-net lease investments may involve higher risks and less current income, which could adversely affect distributions, page 34
22.	Please revise to describe this risk in greater detail. Identify the types of other investments you plan to make and describe the “higher risks” that these investments may involve.
          In response to the Staff’s comment, the risk factor has been revised as requested.
Our distributions may exceed our earnings, page 40
23.	Please revise to disclose, if true, that you may also need to sell properties or other assets in order to satisfy the REIT distribution requirement.
          In response to the Staff’s comment, the risk factor has been revised as requested.
Estimated Use of Proceeds, page 44
24.	We note the combined acquisition fee of $54,750,000 ($44,750,000 + $10,000,000) does not agree to your acquisition fee estimate of $127,857,000 on page 47. Please reconcile these disclosures.
          The acquisition fee reflected in the table represents the estimated acquisition fee on the proceeds available for investment assuming no leverage. In this case the gross proceeds are $2,000,000,000, the proceeds available for investment (and total assets) are $1,790,000,000 and the acquisition fee is

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

$44,750,000 (2.5% of $1,790,000,000). The $10,000,000 figure included in that same table represents estimated acquisition expenses and is not a fee.
          The $127,857,000 figure included on page 48 represents the estimated acquisition fees assuming 65% leverage. In this case the gross proceeds are $2,000,000,000, the proceeds available for investment are $1,790,000,000, leverage is $3,324,285,714 and total assets are therefore $5,114,285,714. The estimated acquisition fees are $127,857,143 (2.5% of $5,114,285,714).
Management Compensation, page 46
25.	Please revise to provide a more detailed description of the wholesaling fee to be paid to Carey Financial.
          In response to the Staff’s comment, revised disclosure has been provided on page 50.
Conflicts of Interest, page 57
          Most of our officers and certain of our directors have ownership interests in W.P. Carey, page 58
26.	Please revise to note the name of your officers and directors that have ownership interests in W.P. Carey, and to quantify their ownership interest in W.P. Carey.
          In response to the Staff’s comment, the disclosure on page 104 has been revised to provide the requested information for the Company’s directors and its officers involved in policy-making roles.
Prior Offerings by Affiliates, page 63
27.	Please advise us why your prior performance information does not address the performance of the prior programs through December 31, 2006, or revise as necessary.
          In response to the Staff’s comment, revised disclosure has been provided on pages 68 through 71 to reflect performance of the prior programs through December 31, 2006.
28.	Please expand your statement that each of the prior programs had investment objectives that are similar to yours by disclosing the factors considered in determining that the prior programs had investment objectives similar to the registrant.
          In response to the Staff’s comment, a revised disclosure has been provided on page 68.
29.	We note that a number of your prior programs merged with each other. Please revise to note if you currently have any plans to merge the Company with another CPA Program. Also, please revise to state whether any such combination would require you to pay fees to your advisor.
          In response to the Staff’s comment, a revised disclosure has been provided on page 69.
30.	On page 15, you state that “[d]uring the ten year period from January 1, 1996 through December 31, 2005, these entities, which invest in commercial properties that are leased on a net basis, purchased more than 450 properties, including 84 properties outside the United

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

States.” On page 64 of this section, you note that from the ten year period from January 1, 1995 through December 31, 2004 the prior programs purchased 405 properties, and 57 properties outside of the United States. Please reconcile these disclosures. Also, please revise this section to note whether the 405 properties includes the 57 properties that were purchased outside of the United States.
          In response to the Staff’s comments, revised disclosures have been provided on pages 16 and 69.
31.	On the bottom of page 64, you state that “the following table illustrates certain information on the international investments made by those entities during the five year period beginning January 1, 2001 and ending December 31, 2005.” However, the next table presented summarizes all property acquisitions by CPA Programs from January 1, 2003 to December 31, 2005. Please revise your disclosure as necessary.
          In response to the Staff’s comment, revised disclosure has been provided on pages 69 and 70.
32.	We note the statement on page 66 that over two-thirds of all CPA Programs have gone full cycle to liquidity. Please describe in more detail the liquidity strategy undertaken by these programs, indicating whether they sold assets and distributed the proceeds or whether they listed their shares for trading on an exchange.
          In response to the Staff’s comment, revised disclosure has been provided on page 71.
Diversification With Real Estate May Reduce Risk And / Or Increase Return (1990 – 2005), page 67
33.	Please provide us with the supporting calculations for all figures presented in the section. Also, please provide us with highlighted copies of any study or report that you relied on in performing your calculations.
          In response to the Staff’s comment, the requested calculations are provided as Attachment A to this letter.
34.	Please revise the Diversification of Market Risk Correlation Matrix table to provide a more detailed explanation of the table.
          In response to the Staff’s comment, the requested disclosure has been provided on page 72.
Directors and Executive Officers of CPA:17, page 74
35.	Please revise your description of John D. Miller’s business experience to briefly describe his experience during the last five years. Refer to Item 401(e) of Regulation S-K.
          In response to the Staff’s comment, the requested disclosure has been provided on page 80.
Shareholdings, page 79
36.	You state that “[s]hares acquired in lieu of cash fees under the advisory agreement are subject to ratable vesting over five years after their issuance and cannot be sold prior to

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

vesting.” Please revise to provide a detailed description of when you may pay your advisor in shares in lieu of cash.
     In response to the Staff’s comment, the requested disclosure has been provided on page 84.
Investment Decisions, page 79
37.	You note that “[s]ubject to limited exceptions, our advisor generally will not invest in a transaction on our behalf unless it is approved by the investment committee.” Please revise to describe the limited exceptions where your advisor may invest in a transaction that is not approved by your investment committee.
     In response to the Staff’s comment, the requested disclosure has been provided on page 85.
Advisory Agreement, page 81
38.	Disclosure on page 61 indicates that the SEC may pursue an action against either W.P. Carey and its affiliates or Carey Financial or both of them. Please revise this section to discuss the effect of any regulatory action against W.P. Carey on your ability to terminate the advisory agreement.
     In response to the Staff’s comment, the requested disclosure has been provided on page 66.
39.	In the third to last paragraph on page 82, you discuss the effect of the expiration or termination of the advisory agreement after two years. Please revise to note the effect of the termination of the advisory agreement before the end of two years.
     In response to the Staff’s comment, the disclosure on page 87 has been revised to note the effect of the termination of the advisory agreement before the end of two years.
40.	In the first bullet on page 83, you state that some types of transactions require the prior approval of the board, including “investments in assets in respect of which the requirements specified above have not been satisfied.” Please revise this bullet to list “the requirements specified above.”
     In response to the Staff’s comment, the bullet on page 88 has been revised to address the Staff’s comment.
41.	In the second full paragraph on page 84, you state that “W.P. Carey or its affiliates will be paid fees in connection with services provided to us.” Please revise to note whether you have an agreement with W.P. Carey for it to provide you with services other than through Carey Asset Management.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

          In response to the Staff’s comment, the requested disclosure has been made on page 89.
Certain Relationships and Related Transaction, page 85
42.	Please provide updated related party transaction disclosure in accordance with Item 404(b) of Regulation S-K. Please note that Item 404 of Regulation S-K has been revised. Refer to Securities Act Release No. 33-8732 (published August 29, 2006).
          In response to the Staff’s comment, the requested disclosure has been made on pages 91 and 92.
Financial Statements
Note 2 – Summary of Significant Accounting Policies
43.	Please clarify if any material organization and offering expenses were incurred subsequent to the balance sheet. In addition, please disclose your policy for accounting for organization costs and your consideration of SAB Topic 5D. We note that you intend to reimburse your Advisor for these costs.
          In response to the Staff’s comment, Note 2 has been revised to disclose organization and offering costs and the Company’s policy for accounting for organization costs.
Exhibit A Prior Performance Tables, page A-1
44.	Please advise us why your prior performance tables do not present the information as of December 31, 2006, or revise as necessary.
          In response to the Staff’s comment, the prior performance tables have been revised to present information as of December 31, 2006.
Table III, page A-3
45.	We note on page 68 that in September 2004, CIP and CPA:15 merged, with CPA:15 being the surviving company. Please revise the table for CPA:15 to note this fact and to note how the merger affected the results of CPA:15.
          In response to the Staff’s comment, the table has been revised.
Table VI, page A-11
46.	Please move this table to Part II of the registration statement. Refer to Instruction 1 to Table VI of Industry Guide 5.

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

     In response to the Staff’s comment, the table has been moved to page II-4 of Part II of Amendment No. 1.
Exhibits
47.	Please file the legal and tax opinions with your next amendment, or provide us with drafts to review. We must review your opinions and all other remaining exhibits before the registration statement is declared effective and we may have additional comments.
     In response to the Staff’s comment, forms of the requested legal and tax opinions have been filed as Exhibits 5.1 and 8.1, respectively, with Amendment No. 1.
48.	Please file a specimen stock certificate and any other instruments defining the rights of security holders. Refer to Item 601(b)(4) of Regulation S-K.
     The Company will not issue stock certificates. The Company will, however, distribute to the holders of record of the uncertificated shares a notice in the form filed as Exhibit 4.2 to Amendment No. 1.
Sincerely,
/s/ Kathleen Werner
Kathleen Werner
Enclosures
cc: Douglas Barzelay
      Thomas Wilkin

Corporate Property Associates 17 — Global Incorporated
June 22, 2007

Attachment A

Workbook Contents

Sheet Name	Title
Table1	EnCorr Analyzer — UNTITLED
Table2	Summary Statistics — UNTITLED 3/1990-12/2006
Table3	EnCorr Analyzer — UNTITLED
Table4	Summary Statistics — UNTITLED 3/1990-12/2006
Table5	EnCorr Analyzer — UNTITLED
Table6	Summary Statistics — UNTITLED 3/1990-12/2006

Summary Statistics & Analysis

	1990 - 2006
			Compared to 0% CPA
	Return	Risk	Return Change	Risk Change
50% Stocks, 40% Bonds, 10% T-Bills, 0% CPA Funds	10.00	8.75
45% Stocks, 35% Bonds, 10% T-Bills, 10% CPA Funds	10.17	7.84	2%	-10%
40% Stocks, 30% Bonds, 10% T-Bills, 20% CPA Funds	10.25	6.99	2%	-20%

			Compared to 0% CPA
Portfolios:	Min	Max	Min Change	Max Change
50% Stocks, 40% Bonds, 10% T-Bills, 0% CPA Funds	-7.63	10.98
45% Stocks, 35% Bonds, 10% T-Bills, 10% CPA Funds	-6.48	10.14	-15%	-8%
40% Stocks, 30% Bonds, 10% T-Bills, 20% CPA Funds	-5.45	9.18	-29%	-16%

EnCorr Analyzer — UNTITLED

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill	Portfolio 50 40 10
	(%Total Return)	(%Total Return)	TR (%Total Return)	test (%Total Return)
Mar-90	-3.02	-4.09	1.79	-2.94
Jun-90	6.29	4.4	2	5.16
Sep-90	-13.78	-2.03	1.95	-7.63
Dec-90	8.95	8.24	1.86	7.96
Mar-91	14.56	2	1.44	8.12
Jun-91	-0.21	0.77	1.43	0.39
Sep-91	5.38	8.22	1.41	6.14
Dec-91	8.36	7.26	1.2	7.28
Mar-92	-2.55	-3.66	0.96	-2.64
Jun-92	1.97	4.64	0.92	2.95
Sep-92	3.1	6.61	0.83	4.28
Dec-92	5.1	0.53	0.75	2.84
Mar-93	4.28	6.67	0.71	4.88
Jun-93	0.51	5.73	0.71	2.63
Sep-93	2.56	6.39	0.75	3.9
Dec-93	2.31	-1.46	0.7	0.64
Mar-94	-3.81	-5.91	0.73	-4.19
Jun-94	0.41	-3.3	0.9	-1.02
Sep-94	4.92	-0.65	1.01	2.31
Dec-94	-0.03	2.03	1.2	0.95
Mar-95	9.74	6.64	1.28	7.63
Jun-95	9.49	11.25	1.46	9.39
Sep-95	7.95	2.4	1.36	5.08
Dec-95	5.96	8.38	1.39	6.47
Mar-96	5.44	-6.92	1.22	-0.04
Jun-96	4.51	-0.2	1.29	2.31
Sep-96	3.06	1.64	1.3	2.37
Dec-96	8.37	4.93	1.3	6.3
Mar-97	2.62	-3.24	1.27	0.16
Jun-97	17.49	5.56	1.3	10.98
Sep-97	7.52	6.13	1.29	6.38
Dec-97	2.87	6.87	1.3	4.36
Mar-98	13.95	1.52	1.22	7.63
Jun-98	3.3	4.42	1.25	3.56
Sep-98	-9.95	8.34	1.29	-1.4
Dec-98	21.3	-1.56	1.01	9.76
Mar-99	4.98	-4.12	1.14	0.91
Jun-99	7.05	-2.41	1.11	2.64
Sep-99	-6.24	-0.46	1.16	-3.21
Dec-99	14.88	-2.26	1.19	6.46
Mar-00	2.29	8.83	1.32	4.91
Jun-00	-2.66	1.11	1.37	-0.75
Sep-00	-0.97	2.54	1.5	0.72
Dec-00	-7.83	7.67	1.58	-0.8
Mar-01	-11.86	1.21	1.34	-5.33
Jun-01	5.85	-1.94	1	2.33
Sep-01	-14.68	6.75	0.89	-4.9
Dec-01	10.69	-2.12	0.55	4.56
Mar-02	0.28	-1.93	0.4	-0.51

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill	Portfolio 50 40 10
	(%Total Return)	(%Total Return)	TR (%Total Return)	test (%Total Return)
Jun-02	-13.4	6.2	0.43	-4.42
Sep-02	-17.28	12.3	0.44	-4.26
Dec-02	8.43	0.74	0.37	4.84
Mar-03	-3.15	0.82	0.29	-1.2
Jun-03	15.4	5.35	0.29	9.81
Sep-03	2.64	-3.31	0.22	0.2
Dec-03	12.18	-1.21	0.22	5.53
Mar-04	1.7	5.69	0.22	3.14
Jun-04	1.71	-5.22	0.22	-1.23
Sep-04	-1.87	6.58	0.32	1.69
Dec-04	9.23	1.64	0.43	5.3
Mar-05	-2.15	0.96	0.54	-0.6
Jun-05	1.37	8.59	0.67	4.17
Sep-05	3.61	-3.04	0.83	0.71
Dec-05	2.09	1.42	0.91	1.72
Mar-06	4.21	-4.28	1.06	0.49
Jun-06	-1.44	-1.48	1.19	-1.17
Sep-06	5.67	6.83	1.23	5.68
Dec-06	6.7	0.44	1.24	3.63

			Min	-7.63
			Max	10.98

Summary Statistics — UNTITLED 3/1990-12/2006

		Geometric	Arithmetic	Standard	Sharpe
	N Periods	Mean (%)	Mean (%)	Deviation (%)	Ratio
S&P 500 TR	68	10.85	12.06	16.49	0.3831
U.S. LT Gvt TR	68	8.71	9.15	9.82	0.4817
U.S. 30 Day TBill TR	68	4.14	4.15	0.91	2.3051
Portfolio 50 40 10 test	68	9.66	10	8.75	0.5927

EnCorr Analyzer — UNTITLED

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill TR	CPA Funds	Portfolio 45 35 10 10
	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)
Mar-90	-3.02	-4.09	1.79	2.36	-2.38
Jun-90	6.29	4.4	2	2.38	4.81
Sep-90	-13.78	-2.03	1.95	2.39	-6.48
Dec-90	8.95	8.24	1.86	2.36	7.33
Mar-91	14.56	2	1.44	2.37	7.63
Jun-91	-0.21	0.77	1.43	2.38	0.56
Sep-91	5.38	8.22	1.41	2.4	5.68
Dec-91	8.36	7.26	1.2	2.42	6.66
Mar-92	-2.55	-3.66	0.96	10.05	-1.33
Jun-92	1.97	4.64	0.92	2.68	2.87
Sep-92	3.1	6.61	0.83	-0.48	3.75
Dec-92	5.1	0.53	0.75	2.2	2.78
Mar-93	4.28	6.67	0.71	0.73	4.41
Jun-93	0.51	5.73	0.71	2.55	2.56
Sep-93	2.56	6.39	0.75	2.15	3.68
Dec-93	2.31	-1.46	0.7	2.16	0.82
Mar-94	-3.81	-5.91	0.73	2.16	-3.49
Jun-94	0.41	-3.3	0.9	2.09	-0.67
Sep-94	4.92	-0.65	1.01	2.18	2.31
Dec-94	-0.03	2.03	1.2	3.76	1.19
Mar-95	9.74	6.64	1.28	4.95	7.33
Jun-95	9.49	11.25	1.46	3.27	8.68
Sep-95	7.95	2.4	1.36	3.68	4.92
Dec-95	5.96	8.38	1.39	2.08	5.96
Mar-96	5.44	-6.92	1.22	6.46	0.79
Jun-96	4.51	-0.2	1.29	1.96	2.29
Sep-96	3.06	1.64	1.3	1.97	2.28
Dec-96	8.37	4.93	1.3	2.13	5.84
Mar-97	2.62	-3.24	1.27	12.55	1.42
Jun-97	17.49	5.56	1.3	1.9	10.14
Sep-97	7.52	6.13	1.29	1.76	5.84
Dec-97	2.87	6.87	1.3	2.1	4.04
Mar-98	13.95	1.52	1.22	8.68	7.8
Jun-98	3.3	4.42	1.25	1.7	3.33
Sep-98	-9.95	8.34	1.29	1.73	-1.25
Dec-98	21.3	-1.56	1.01	1.74	9.31
Mar-99	4.98	-4.12	1.14	1.33	1.05
Jun-99	7.05	-2.41	1.11	1.75	2.62
Sep-99	-6.24	-0.46	1.16	1.75	-2.68
Dec-99	14.88	-2.26	1.19	2.78	6.3
Mar-00	2.29	8.83	1.32	1.74	4.43
Jun-00	-2.66	1.11	1.37	1.74	-0.5
Sep-00	-0.97	2.54	1.5	1.75	0.78
Dec-00	-7.83	7.67	1.58	2.01	-0.48
Mar-01	-11.86	1.21	1.34	1.89	-4.59
Jun-01	5.85	-1.94	1	1.78	2.23
Sep-01	-14.68	6.75	0.89	1.79	-3.98
Dec-01	10.69	-2.12	0.55	1.07	4.23
Mar-02	0.28	-1.93	0.4	2.89	-0.22

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill TR	CPA Funds	Portfolio 45 35 10 10
	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)
Jun-02	-13.4	6.2	0.43	4.45	-3.37
Sep-02	-17.28	12.3	0.44	1.59	-3.27
Dec-02	8.43	0.74	0.37	2.4	4.33
Mar-03	-3.15	0.82	0.29	1.19	-0.98
Jun-03	15.4	5.35	0.29	1.75	9.01
Sep-03	2.64	-3.31	0.22	1.75	0.23
Dec-03	12.18	-1.21	0.22	7.71	5.85
Mar-04	1.7	5.69	0.22	1.55	2.93
Jun-04	1.71	-5.22	0.22	2.06	-0.83
Sep-04	-1.87	6.58	0.32	1.44	1.64
Dec-04	9.23	1.64	0.43	4.87	5.26
Mar-05	-2.15	0.96	0.54	1.52	-0.43
Jun-05	1.37	8.59	0.67	1.57	3.85
Sep-05	3.61	-3.04	0.83	1.59	0.8
Dec-05	2.09	1.42	0.91	5.35	2.06
Mar-06	4.21	-4.28	1.06	1.35	0.64
Jun-06	-1.44	-1.48	1.19	1.52	-0.89
Sep-06	5.67	6.83	1.23	1.58	5.22
Dec-06	6.7	0.44	1.24	6.98	3.99

				Min	-6.48
				Max	10.14

Summary Statistics – UNTITLED 3/1990-12/2006

		Geometric	Arithmetic	Standard	Sharpe
	N Periods	Mean (%)	Mean (%)	Deviation (%)	Ratio
S&P 500 TR	68	10.85	12.06	16.49	0.3831
U.S. LT Gvt TR	68	8.71	9.15	9.82	0.4817
U.S. 30 Day TBill TR	68	4.14	4.15	0.91	2.3051
CPA Funds	68	11.33	11.43	4.73	1.2572
Portfolio 45 35 10 10 CPA 17	68	9.89	10.17	7.84	0.6728

EnCorr Analyzer — UNTITLED

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill TR	CPA Funds	Portfolio 40 30 10 20
	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)
Mar-90	-3.02	-4.09	1.79	2.36	-1.78
Jun-90	6.29	4.4	2	2.38	4.51
Sep-90	-13.78	-2.03	1.95	2.39	-5.45
Dec-90	8.95	8.24	1.86	2.36	6.71
Mar-91	14.56	2	1.44	2.37	7.04
Jun-91	-0.21	0.77	1.43	2.38	0.77
Sep-91	5.38	8.22	1.41	2.4	5.24
Dec-91	8.36	7.26	1.2	2.42	6.13
Mar-92	-2.55	-3.66	0.96	10.05	-0.01
Jun-92	1.97	4.64	0.92	2.68	2.81
Sep-92	3.1	6.61	0.83	-0.48	3.21
Dec-92	5.1	0.53	0.75	2.2	2.71
Mar-93	4.28	6.67	0.71	0.73	3.93
Jun-93	0.51	5.73	0.71	2.55	2.5
Sep-93	2.56	6.39	0.75	2.15	3.45
Dec-93	2.31	-1.46	0.7	2.16	0.99
Mar-94	-3.81	-5.91	0.73	2.16	-2.79
Jun-94	0.41	-3.3	0.9	2.09	-0.32
Sep-94	4.92	-0.65	1.01	2.18	2.31
Dec-94	-0.03	2.03	1.2	3.76	1.47
Mar-95	9.74	6.64	1.28	4.95	7
Jun-95	9.49	11.25	1.46	3.27	7.97
Sep-95	7.95	2.4	1.36	3.68	4.77
Dec-95	5.96	8.38	1.39	2.08	5.45
Mar-96	5.44	-6.92	1.22	6.46	1.51
Jun-96	4.51	-0.2	1.29	1.96	2.27
Sep-96	3.06	1.64	1.3	1.97	2.24
Dec-96	8.37	4.93	1.3	2.13	5.38
Mar-97	2.62	-3.24	1.27	12.55	2.71
Jun-97	17.49	5.56	1.3	1.9	9.18
Sep-97	7.52	6.13	1.29	1.76	5.33
Dec-97	2.87	6.87	1.3	2.1	3.76
Mar-98	13.95	1.52	1.22	8.68	7.9
Jun-98	3.3	4.42	1.25	1.7	3.11
Sep-98	-9.95	8.34	1.29	1.73	-1
Dec-98	21.3	-1.56	1.01	1.74	8.5
Mar-99	4.98	-4.12	1.14	1.33	1.14
Jun-99	7.05	-2.41	1.11	1.75	2.56
Sep-99	-6.24	-0.46	1.16	1.75	-2.17
Dec-99	14.88	-2.26	1.19	2.78	5.95
Mar-00	2.29	8.83	1.32	1.74	4.05
Jun-00	-2.66	1.11	1.37	1.74	-0.24
Sep-00	-0.97	2.54	1.5	1.75	0.87
Dec-00	-7.83	7.67	1.58	2.01	-0.27
Mar-01	-11.86	1.21	1.34	1.89	-3.87
Jun-01	5.85	-1.94	1	1.78	2.22
Sep-01	-14.68	6.75	0.89	1.79	-3.4
Dec-01	10.69	-2.12	0.55	1.07	3.91
Mar-02	0.28	-1.93	0.4	2.89	0.15

	S&P 500 TR	U.S. LT Gvt TR	U.S. 30 Day TBill TR	CPA Funds	Portfolio 40 30 10 20
	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)	(%Total Return)
Jun-02	-13.4	6.2	0.43	4.45	-2.57
Sep-02	-17.28	12.3	0.44	1.59	-2.86
Dec-02	8.43	0.74	0.37	2.4	4.11
Mar-03	-3.15	0.82	0.29	1.19	-0.75
Jun-03	15.4	5.35	0.29	1.75	8.14
Sep-03	2.64	-3.31	0.22	1.75	0.44
Dec-03	12.18	-1.21	0.22	7.71	6.07
Mar-04	1.7	5.69	0.22	1.55	2.72
Jun-04	1.71	-5.22	0.22	2.06	-0.45
Sep-04	-1.87	6.58	0.32	1.44	1.54
Dec-04	9.23	1.64	0.43	4.87	5.2
Mar-05	-2.15	0.96	0.54	1.52	-0.22
Jun-05	1.37	8.59	0.67	1.57	3.51
Sep-05	3.61	-3.04	0.83	1.59	0.93
Dec-05	2.09	1.42	0.91	5.35	2.42
Mar-06	4.21	-4.28	1.06	1.35	0.78
Jun-06	-1.44	-1.48	1.19	1.52	-0.6
Sep-06	5.67	6.83	1.23	1.58	4.76
Dec-06	6.7	0.44	1.24	6.98	4.33

				Min	-5.45
				Max	9.18

Summary Statistics – UNTITLED 3/1990-12/2006

		Geometric	Arithmetic	Standard	Sharpe
	N Periods	Mean (%)	Mean (%)	Deviation (%)	Ratio
S&P 500 TR	68	10.85	12.06	16.49	0.3831
U.S. LT Gvt TR	68	8.71	9.15	9.82	0.4817
U.S. 30 Day TBill TR	68	4.14	4.15	0.91	2.3051
CPA Funds	68	11.33	11.43	4.73	1.2572
Portfolio 40 30 10 20 CPA 17	68	10.03	10.25	6.99	0.7606